FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Foreign Currency Translation [Abstract]
Schedule of Brookfield Renewables Foreign Currency Translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Foreign currency translation on
Property, plant and equipment, at fair value	13	$3,973	$(3,354)	$2,798
Goodwill	18	558	(121)	150
Borrowings	14	(1,684)	1,470	(818)
Deferred income tax (liabilities) assets, net	12	(835)	525	(698)
Other assets and liabilities		(520)	(93)	(115)
		$1,492	$(1,573)	$1,317